CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (23,243)	¥ (151,657)	¥ (2,438,536)	¥ (1,532,318)
Net loss/(income) from discontinued operations, net of tax	(2,203)	(14,373)	20,662	367,022
Adjustments to reconcile net loss to net cash (used in)/ provided by operating activities:
Depreciation and amortization	49,195	320,996	116,391	60,496
Share-based compensation expenses	21,884	142,795
Foreign exchange loss/(gain)	569	3,710	(31,977)	3,726
Unrealized investment loss/(income)	(5,059)	(33,008)	13,221	28,781
Interest expense	10,000	65,249	83,667	63,467
Share of loss of equity method investees	386	2,520	162,725	35,826
Impairment loss	4,656	30,381	18,066
Changes in fair value of warrants and derivative liabilities	(41,736)	(272,327)	426,425
Deferred income tax	(3,501)	(22,847)
Loss on disposal of property, plant and equipment	58	379	602	2,563
Changes in operating assets and liabilities:
Prepayments and other current assets	70,391	459,301	(442,745)	(200,408)
Inventories	(79,213)	(516,867)	(510,546)	3,127
Changes of operating lease right-of-use assets	(117,514)	(766,779)	(144,693)	(206,764)
Changes of operating lease liabilities	125,234	817,149	153,415	107,894
Other non-current assets	254	1,656	8,512	(116,515)
Trade receivable	(16,437)	(107,246)	(8,303)
Deferred revenue	52,801	344,530	62,638
Trade and notes payable	387,793	2,530,350	602,276	(62,500)
Amounts due to related parties	1,447	9,442	4,017	3,049
Accruals and other current liabilities	20,094	131,111	116,349	161,674
Other non-current liabilities	25,317	165,191	5,519
Net cash (used in)/provided by continuing operating activities	481,173	3,139,656	(1,782,315)	(1,280,880)
Net cash (used in)/provided by discontinued operating activities	23	148	(11,395)	(65,925)
Net cash (used in)/provided by operating activities	481,196	3,139,804	(1,793,710)	(1,346,805)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(103,477)	(675,187)	(952,901)	(970,733)
Disposal of property, plant and equipment	82	535	1,648	413
Purchase of long-term investments	(9,962)	(65,000)	(98,000)	(213,303)
Placement of time deposits	(159,083)	(1,038,017)	(1,725,148)
Withdraw of time deposits	92,256	601,968	1,265,877
Placement of short-term investments	(16,134,783)	(105,279,461)	(7,998,736)	(5,737,600)
Withdraw of short-term investments	13,440,487	87,699,180	7,020,989	7,278,670
Loan to Chongqing Lifan Holdings Ltd. ("Lifan Holdings") and a supplier	(920)	(6,000)	(8,000)	(490,000)
Collection of loan principal from Lifan Holdings			490,000
Cash paid related to acquisition of Chongqing Zhizao Automobile Co., Ltd. ("Chongqing Zhizao"), net of cash acquired	(5,433)	(35,448)	(560,000)	25,004
Net cash used in continuing investing activities	(2,880,833)	(18,797,430)	(2,564,271)	(107,549)
Net cash (used in)/provided by discontinued investing activities	9,150	59,705	(10,565)	(83,963)
Net cash used in investing activities	(2,871,683)	(18,737,725)	(2,574,836)	(191,512)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings			233,287
Repayment of short-term borrowings	(22,176)	(144,700)
Payment of convertible redeemable preferred shares issuance costs			(3,791)	(15,142)
Proceeds from issuance of convertible debts			168,070	150,000
Proceeds from IPO and concurrent private placements, net of issuance cost	1,691,139	11,034,685
Proceeds from follow-on offering, net of issuance cost	1,531,181	9,990,955
Net cash provided by continuing financing activities	3,787,080	24,710,697	5,655,690	1,108,658
Net cash provided by financing activities	3,787,080	24,710,697	5,655,690	1,108,658
Effects of exchange rate changes on cash and cash equivalents and restricted cash	(57,722)	(376,646)	53,722	3,299
Net (decrease)/ increase in cash, cash equivalents and restricted cash	1,338,871	8,736,130	1,340,866	(426,360)
Cash, cash equivalents and restricted cash at beginning of the year	220,136	1,436,389	95,523	521,883
Cash, cash equivalents and restricted cash at end of the year	1,559,007	10,172,519	1,436,389	95,523
Supplemental schedule of noncash investing and financing activities
Payable related to acquisition of Chongqing Zhizao	(12,192)	(79,552)	(115,000)	(650,000)
Receivable from holders of Series B2 convertible redeemable preferred shares				101,200
Payable related to purchase of property, plant and equipment	(18,112)	(118,181)	(403,761)	(346,602)
Payables for issuance costs			(20,929)
Series B1 convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from collection of receivables from holders of convertible redeemable preferred shares				285,000
Proceeds from issuance of convertible redeemable preferred shares		1,510,000
Series B2 convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from collection of receivables from holders of convertible redeemable preferred shares			101,200
Proceeds from issuance of convertible redeemable preferred shares		790,000		¥ 688,800
Series B3 convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares		1,701,283	1,530,000
Series C Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares		3,626,924	¥ 3,626,924
Series D Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares	$ 586,936	¥ 3,829,757